SHAREHOLDERS' EQUITY (Schedule of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	22.13%	23.02%	27.47%
Expected volatility, maximum	62.31%	27.55%	28.08%
Weighted average volatility	32.67%	25.17%	27.72%
Risk free interest rate, minimum	0.58%	0.76%	0.80%
Risk free interest rate, maximum	2.04%	1.18%	1.20%
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 4 months 24 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	1.00%	1.29%	1.61%